Borrowed Funds - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Borrowed Funds [Line Items]
Interest rate, range from	0.17%
Interest rate, range to	3.81%
Amount of available, unused funds	$ 149,194,016
Reverse Repurchase Agreement	5,000,000	15,000,000
Fair value of securities received as collateral that can be resold or repledged	$ 6,421,762	$ 19,460,231
Repurchase agreements, maturities	26-Sep-17
Reverse repurchase agreement interest rate	3.813%